Label	Element	Value
Hedged Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hedged Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). From Fund inception on April 30, 2021 through fiscal year ended December 31, 2021, the portfolio turnover rate was 34% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the expense reimbursement (expense limitation), which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund uses an enhanced index strategy to invest in these equity securities, which primarily consist of common stocks of large capitalization U.S. companies with market capitalizations similar to those within the universe of the S&P 500 Index. Under an enhanced index strategy, not all of the stocks in the S&P 500 Index, the Fund’s primary benchmark, are included in the Fund, and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the index. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, however, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued.

The Fund will also systematically purchase and sell exchange traded put options and sell exchange traded call options, employing an option overlay known as a “Put/Spread Collar” strategy. The options may be based on the S&P 500 Index or on exchange-traded funds (“ETFs”) that replicate the S&P 500 Index (“S&P 500 ETFs”). The combination of the diversified portfolio of equity securities, the downside protection from the index put options and the income from the index call options is intended to provide the Fund with a portion of the returns associated with equity market investments while exposing investors to less risk than traditional long-only equity strategies. Specifically, the Fund seeks to provide a competitive risk adjusted return over a full market cycle (defined as three to five years) relative to the S&P 500 Index with lower volatility than traditional long-only equity strategies.

The Fund’s options overlay strategy is intended to provide the Fund with downside protection, while foregoing some upside potential. A put option spread seeks to protect the Fund against a decline in price, but only to the extent of the difference between the strike prices of the put option purchased and the put option sold. Entering into put option spreads is typically less expensive than a strategy of only purchasing put options and may benefit the Fund in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection of the put option spread, however, is limited as compared to just owning a put option. The put option spreads are intended to protect the Fund from market losses of between -5% and -20% (measured by the Fund’s benchmark) on a quarterly basis, meaning that the Fund will generally participate in a loss between 0% and -5% over that quarter if the market decreases to those respective percentages. The Fund is expected to be protected from losses between -5% and
-20%. However, if the market generally moves down below 20%,

the Fund would generally participate in the loss of the first 5% plus any loss after the 20% loss in the market. For example, if over a quarter the market (measured by the Fund’s benchmark) were to decrease 25%, the Fund would generally participate in a 10% loss. The sub-adviser intends to maintain this level of downside protection for the Fund on a quarter to quarter basis. The premiums received from selling index call options are intended to substantially offset the cost of the put option spread, but selling the call options also reduces the Fund’s ability to profit from increases in the value of its equity portfolio because in rising markets the call option will cap the upside potential once the market price rises to the option’s strike price. In rising markets, the Fund’s total returns are generally expected to be capped between 3.5% and 5.5% over a quarter (inclusive of dividend). Conditions may vary that could alter this cap. For example, the cap would likely be lower in lower volatility environments and higher in higher volatility environments, reflecting the market pricing of the call options. In addition, the Fund’s actual returns may be higher or lower than the above ranges based on the performance of the Fund’s portfolio of equity securities relative to its benchmark. While the Fund typically constructs the Put/Spread Collar utilizing index options, it may also hedge the position with the use of a short position in S&P 500 Index futures or ETFs.

In addition to the use of the Put/Spread Collar strategy described above, the Fund may use future contracts, primarily futures on indexes, to more effectively gain targeted equity exposure from its cash positions and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for its overlay strategy.

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector. As of December 31, 2021, a significant portion of the Fund is represented by securities of companies in the Technology sector. The components of the Fund are likely to change over time.

Investment Process — Enhanced Index: To implement the enhanced index strategy, the sub-adviser employs a three-step process that combines research, valuation and stock selection. The sub-adviser takes an in-depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the sub-adviser to rank the companies in each sector group according to their relative value.

The sub-adviser then buys and sells equity securities for the Fund using the research and valuation rankings as a basis. In general, the sub-adviser buys equity securities that are identified as attractive and considers selling them when they appear less attractive based on the Fund’s process. Along with attractive valuation, the sub-adviser often considers a number of other criteria:

● catalysts that could trigger a rise in a stock’s price

● impact on the overall risk of the portfolio relative to the S&P 500 Index

● high perceived potential reward compared to perceived potential risk

● possible temporary mispricings caused by apparent market overreactions.

Investment Process — Options Overlay Strategy: To implement the Put/Spread Collar strategy, the sub-adviser utilizes exchange traded equity options based either on the S&P 500 Index or on S&P 500 ETFs. The Put/Spread Collar is constructed by buying a put option at a higher strike price while writing a put option at a relatively lower strike price and simultaneously selling a call option that substantially offsets the cost of the put option spread. The Put/Spread Collar strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

● Hedged Equity Strategy Risk: The Fund’s investment strategies may not always provide greater market protection than other equity instruments particularly in rising equity markets when the Fund is expected to underperform traditional long-only equity strategies. In addition, as a result of the structure of the options overlay strategy, the Fund is not expected to provide market protection during times of low market volatility; during such periods, the Fund is expected to perform in line with broad equity markets.

● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

● Options Risk: The value of the Fund’s positions in equity index options or options on S&P 500 ETFs will fluctuate in response to changes in the value of the underlying index. Writing index call options or options on S&P 500 ETFs can reduce equity securities risk, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for upfront cash at the time of selling the call option. The Fund also risks losing all or part of the cash paid for purchasing put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired and could result in losses.

● Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Derivatives Risk: The Fund’s use of futures contracts or options (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Each of these risks is described in Derivatives Risk in the Additional Information

About Principal Risks section of the Prospectus. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

● Technology Sector Risk: Technology companies face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign markets risk.

● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on April 30, 2021 and does not yet have a full calendar year of performance. Thus, a performance bar chart and table are not included for the Fund. A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on April 30, 2021 and does not yet have a full calendar year of performance. Thus, a performance bar chart and table are not included for the Fund.
Hedged Equity Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	319
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	565
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,269
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	319
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	565
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,269
Hedged Equity Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[1]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[2]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	256
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,035
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	256
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	457
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,035

[1]	Expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2023. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.